Goodwill and Intangible assets - Schedule of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill and Intangible assets
Less: Accumulated amortization	¥ (29,372)	$ (4,200)	¥ (25,147)
Total intangible assets, net	9,966	1,425	13,767
Computer software, systems and technology
Goodwill and Intangible assets
Intangible assets gross	15,238	2,179	14,814
Brand
Goodwill and Intangible assets
Intangible assets gross	10,300	1,473	10,300
Customer relationships
Goodwill and Intangible assets
Intangible assets gross	¥ 13,800	$ 1,973	¥ 13,800